SHARE-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Non-vested shares - service condition
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	10,272,692
Granted (in shares)	1,737,898	1,376,628	2,801,437
Forfeited (in shares)	1,361,601
Vested (in shares)	2,264,663
Outstanding at the end of the period (in shares)	8,384,326	10,272,692
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 47.73
Granted (in dollars per share)	210.77
Forfeited (in dollars per share)	56.77
Vested (in dollars per share)	49.16
Outstanding at the end of the period (in dollars per share)	$ 79.67	$ 47.73
Non-vested shares - performance condition
Number of non-vested shares
Granted (in shares)	602,203
Forfeited (in shares)	45,590
Outstanding at the end of the period (in shares)	556,613
Weighted average grant date fair value
Granted (in dollars per share)	$ 220.49
Forfeited (in dollars per share)	215.85
Outstanding at the end of the period (in dollars per share)	$ 220.87